Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,559,000.00
Previously Paid Amount	0.00
Total Fee Amount	491.50
Total Offset Amount	0.00
Net Fee	491.50
Narrative - Max Aggregate Offering Price	$ 3,559,000.00
Final Prospectus	true